Document and Entity Information	Dec. 06, 2019
Document And Entity Information [Line Items]
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0000750556
Document Type	8-K
Document Period End Date	Dec. 06, 2019
Entity Registrant Name	SunTrust Banks, Inc
Entity Incorporation, State or Country Code	GA
Entity File Number	001-08918
Entity Tax Identification Number	58-1575035
Entity Address, Address Line One	303 Peachtree Street, N.E.
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30308
City Area Code	800
Local Phone Number	786-8787
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	STI
Security Exchange Name	NYSE
Preferred Class A [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing a 1/4000th Interest in a Share of Perpetual Preferred Stock, Series A
Trading Symbol	STI PRA
Security Exchange Name	NYSE
Preferred Class B [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	5.853% Fixed-to-Floating Rate Normal Preferred Purchase Securities of SunTrust Preferred Capital I
Trading Symbol	STI/PRI
Security Exchange Name	NYSE